Schedule of pension cost components Japan (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
JAPAN [Member]
Benefit obligations	€ 538	€ 646	€ 562	€ 435
Service cost	61	68	50
Normal cost	6	6	6
Plan amendments	0	0	0
Termination benefits	0	0	0
(gain) loss	(6)	37	68
Benefits paid	(93)	0	(95)
Exchange rate impact	(76)	47	98
Unrecognized actuarial (gain) loss	157	199	236
Unrecognized prior service cost	0	0	0
Accrued pension cost	380	447	326
FRANCE [Member]
Benefit obligations	517	386	371	262
Service cost	29	31	21
Normal cost	18	17	13
Plan amendments			31
(gain) loss	93	(33)	43
Benefits paid	(8)	0	0
Unrecognized actuarial (gain) loss	38	(56)	(23)
Accrued pension cost	€ 449	€ 411	€ 363